Long-Term Debt (Narrative) (Details) (EUR €)	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2007 Convertible Debt [Member]	Mar. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2011 InvestorWarrants2007 [Member]	Jan. 31, 2012 InvestorWarrants2012 [Member]	Dec. 31, 2012 InvestorWarrants2012 [Member]	Dec. 31, 2012 ITALY [Member]
Initial Amount									€ 404,000
Interest rate									1.90
Share price		€ 1.69	€ 5.95	€ 1.95	€ 2.04	€ 1.69	€ 1.95	€ 2.04
Strike price		€ 6.57	€ 6.57	€ 2.5	€ 2.5	€ 6.87	€ 2.75	€ 2.75
Risk free interest rate at 6 years						0.23%
Risk free interest rate at 5 years		0.10%	4.04%	0.92%	0.50%		1.05%	0.59%
Share price volatility		121.00%	45.00%	120.00%	113.00%	121.00%	120.00%	113.00%
Value per warrant				€ 1.52	€ 1.43	€ 0.29	€ 1.55	€ 1.47
Number issued		10,500			168,750	882,000		1,406,250
Total fair value		168,000	5,780,000	256,000	242,000	253,000	2,173,000	2,073,000
Liquidity discount factor		42.66%	26.91%			42.66%
Total fair value before liquidity discount		294,000	7,909,000
Present value		8,998,000
Loss On Exchange Offer	2,250,000
Extinguishment Of Convertible Debentures	2,437,000
Issuance Of New Shares And Warrants	(4,687,000)
Financial Loss On The Exchange Agreement	€ (2,250,000)